SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income		$ 11,666	$ 11,110	$ 33,569	$ 35,640
Less dividends to: Ordinary Shares		(0)	(0)	(0)	(0)
Less dividends to: Non-vested participating shares		(0)	(0)	(0)	(0)
Total Undistributed Earnings		11,666	11,110	33,569	35,640
Allocation of undistributed earnings to Ordinary Shares		11,554	10,913	33,242	35,082
Allocation of undistributed earnings to Non-vested Shares		$ 112	$ 197	$ 327	$ 558
Ordinary Shares, Distributed Earnings		$ (0)	$ (0)	$ (0)	$ (0)
Ordinary Shares, Undistributed Earnings		0.13	0.13	0.38	0.40
Diluted EPS- Ordinary shares		$ 0.13	$ 0.13	$ 0.38	$ 0.40
Undistributed & distributed earnings to ordinary shareholders, As reported - basic		$ 11,554	$ 10,913	$ 33,242	$ 35,082
Add-back : Ordinary shares, As reported - basic		89,876,456	87,024,655	88,452,027	86,938,883
Add-back : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings allocated to non-vested shareholders		$ 112	$ 197	$ 327	$ 558
Ordinary shares, undistributed earnings allocated to nonvested shareholders		(0)	(0)	(0)	(0)
Add-back : Undistributed & distributed earnings to ordinary shareholders, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)	[1]	$ (0)	$ (0)	$ (0)	$ (0)
Ordinary shares, private warrants	[1]	(0)	(0)	(0)	(0)
Add-back : Undistributed & distributed earnings to ordinary shareholders, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)	[1]	$ (0)	$ (0)	$ (0)	$ (0)
Ordinary shares, public warrants	[1]	(0)	(0)	(0)	(0)
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to non-vested shareholders		$ 0	$ (197)	$ 0	$ (558)
Ordinary shares, Undistributed earnings reallocated to nonvested shareholders		(0)	(0)	(0)	(0)
Diluted EPS - Ordinary shares		$ 11,554	$ 10,913	$ 33,242	$ 35,082
Weighted Average Number of Shares Outstanding, Diluted		89,876,456	87,024,655	88,452,027	86,938,883
Earnings Per Share, Diluted		$ 0.13	$ 0.13	$ 0.38	$ 0.40
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount				1,119,905	0
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants		1	2,618,680	1	2,618,680
Warrants, price per share		$ 5.75	$ 5.75	$ 5.75	$ 5.75
Warrants		12,618,680	12,618,680	12,618,680	12,618,680
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants		2	2,921,700	2	2,921,700
Warrants, price per share		$ 5.75	$ 5.75	$ 5.75	$ 5.75
Warrants		22,921,700	22,921,700	22,921,700	22,921,700
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount				17,770,190	17,770,190

[1]	Non-participating warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS at both September 30, 2020, and September 30, 2019. These warrants are anti-dilutive at current market prices. In addition to these warrants, the Company also has 1,119,905 and 0 (zero) restricted stock units that are non-participating as of September 30, 2020 and September 30, 2019, respectively.